Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

10. Subsequent events

(a)	In April 2023, the Company signed an agreement to acquire a piece of property in Duff, near La Follette in the State of Tennessee for a consideration of $1.2 million. It subsequently awarded a construction management agreement for $1.6 million for the construction of a mining center which is scheduled for completion in August 2023. Other relevant equipment, including transformers and switchgear, have been acquired and a supply contract with the local utility board is under negotiation as of the date of this report.

(b)	The Company has negotiated to take up a joint-venture in bitcoin mining in Kazakhstan where its initial investment will be less than $0.5 million.